Parent Company Information - Schedule of Parent Company Statements of Loss and Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Parent Company Statements of Loss and Comprehensive Loss [Line Items]
Equity in loss of subsidiaries	$ (822,474)	$ (1,401,698)
Operating expenses:
General and administrative	(339,126)	(60,000)
Total operating expenses	(339,126)	(60,000)
Other income:
Other income, net	36,562
Total other (expenses) income, net	36,562
Net loss	(1,125,038)	(1,461,698)
Foreign currency translation adjustment	(34,516)	103,753
Comprehensive loss	$ (1,159,554)	$ (1,357,945)